Assumption used to Value Shares (Detail) (ZAR)	12 Months Ended
Dec. 31, 2012
Performance Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	36.40%
Expected term (months)	3 years
Historical dividend yield	1.60%
Weighted average fair value - Rand	162.14
Performance Shares | US Interest Rates
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average three year risk free interest rate	0.70%
Bonus Share
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	29.40%
Historical dividend yield	2.70%
Marketability discount	1.60%
Weighted average fair value - Rand	115.61
Bonus Share | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	9 months
Bonus Share | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	18 months
Bonus Share | SA Interest Rates
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average three year risk free interest rate	5.50%